Intangible assets (Tables)	6 Months Ended
Feb. 28, 2022
Disclosure of detailed information about intangible assets

A continuity of the Company’s accumulated impairment losses for intangibles is as follows:

Cost	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2020	9,430,265	1,322,802	10,763,975	2,310,475	3,671,954	27,499,471
Disposal of Motorsports	-	-	(3,598,869)	(201,627)	(222,650)	(4,023,146)
Foreign exchange and other	-	22,001	349,861	109,143	4,149	485,154
February 28, 2021	9,430,265	1,344,803	7,514,967	2,217,991	3,453,453	23,961,479

August 31, 2021	9,430,265	1,073,045	8,330,683	2,137,449	3,624,300	24,595,742
Impairment	-	(50,602)	-	(62,675)	-	(113,277)
Held for Sale - Eden	-	(269,098)	(4,709,219)	(1,390,134)	(273,552)	(6,642,003)
Foreign exchange and other	-	(14,450)	(271,030)	(78,718)	(14,688)	(378,886)
February 28, 2022	9,430,265	738,895	3,350,434	605,922	3,336,060	17,461,576

Accumulated amortization	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2020	628,684	793,041	4,909,000	1,077,491	648,933	8,057,149
Amortization	943,026	104,273	1,377,922	249,007	324,170	2,998,398
Disposal of Motorsports	-	-	(532,412)	(201,627)	(222,650)	(956,689)
Foreign exchange	-	18,157	316,406	51,573	(81,971)	304,165
February 28, 2021	1,571,710	915,471	6,070,916	1,176,444	668,482	10,403,023

August 31, 2021	2,514,737	966,444	6,340,302	1,375,647	916,368	12,113,498
Amortization	943,026	56,000	424,336	199,413	238,561	1,861,336
Held for Sale - Eden	-	(269,098)	(4,709,219)	(1,112,108)	(254,960)	(6,345,385)
Foreign exchange	-	(14,451)	(271,030)	(58,913)	(27,368)	(371,762)
February 28, 2022	3,457,763	738,895	1,784,389	404,039	872,601	7,257,687

Net book value	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2021	6,915,528	106,601	1,990,381	761,802	2,707,932	12,482,244
February 28, 2022	5,972,502	-	1,566,045	201,883	2,463,459	10,203,889